INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Plan obtained its most recent determination letter on August 12, 2025, from the Treasury Department of the Commonwealth of Puerto Rico (the “Treasury Department”). The letter was received in response to amendments made to the Plan effective January 1, 2024 and October 1, 2024. The Treasury Department stated that the Plan is in compliance with the applicable requirements of the 1994 Code and that such amendments will not affect in any way the ruling issued on behalf of the aforesaid plan on May 11, 2004.

U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions for years since inception; however, there are currently no audits for any tax periods in progress.
MARRIOTT INTERNATIONAL, INC.
PUERTO RICO RETIREMENT PLAN
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 and 2024

NOTE 6: INCOME TAX STATUS (CONTINUED)

As of the date these financial statements were available to be issued, the nondiscrimination testing for the Plan year ended December 31, 2025 , had not yet been completed. The Plan Administrator is in the process of completing the required testing. If the Plan fails any of the applicable tests, corrective actions, such as the return of excess contributions or qualified nonelective contributions, may be required. The financial impact of any such corrective actions, is not considered to be significant.